Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees					12 Months Ended
	Jun. 06, 2019 employee € / shares shares	Jun. 01, 2018	May 03, 2018 employee € / shares shares	Apr. 26, 2017 employee € / shares shares	Dec. 31, 2019 shares	Sep. 18, 2019 shares
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan		26 months
Maximum capital increase reserved for employees (in shares)						18,000,000
Number of shares subscribed	9,845,111		9,174,817	9,350,220	10,050,000
Subscription price | € / shares	€ 40.10		€ 37.20	€ 38.10
Free shares - Number of shares granted	202,226		180,072	181,970
Deferred contribution - Number of shares granted	5,932		6,784	10,393
Number of beneficiaries | employee	1,187		1,360	2,086